Indefinite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Domain names USD ($)	Dec. 31, 2014 Domain names CNY	Dec. 31, 2013 Domain names CNY	Dec. 31, 2014 Trademarks USD ($)	Dec. 31, 2014 Trademarks CNY	Dec. 31, 2013 Trademarks CNY
Indefinite-lived intangible assets, gross	$ 2,401	14,897	10,410	$ 1,509	9,360	9,360	$ 892	5,537	1,050